Other intangible assets (Details) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2024 INR (₨)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 INR (₨)
Disclosure of detailed information about intangible assets [line items]
Beginning balance	₨ 30,849		₨ 27,246
Ending balance	36,951	$ 443	30,849
Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	118,752		107,456
Additions	11,162		7,596
Disposals/De-recognitions			(687)
Effect of changes in foreign exchange rates	872		4,387
Ending balance	130,786		118,752
Amortization/impairment loss [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	87,903		80,210
Amortization for the year	5,265		4,021
Impairment loss	(41)		395
Disposals/De-recognitions			(687)
Effect of changes in foreign exchange rates	708		3,964
Ending balance	93,835		87,903
Product related intangibles [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	28,464		25,159
Ending balance	33,537		28,464
Product related intangibles [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	113,430		102,910
Additions	9,714		6,830
Disposals/De-recognitions			(687)
Effect of changes in foreign exchange rates	869		4,377
Ending balance	124,013		113,430
Product related intangibles [member] | Amortization/impairment loss [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	84,966		77,751
Amortization for the year	4,864		3,670
Impairment loss	(59)		273
Disposals/De-recognitions			(687)
Effect of changes in foreign exchange rates	705		3,959
Ending balance	90,476		84,966
Customer related intangibles [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	0		98
Ending balance	0		0
Customer related intangibles [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	105		98
Additions	0		0
Disposals/De-recognitions			0
Effect of changes in foreign exchange rates	1		7
Ending balance	106		105
Customer related intangibles [member] | Amortization/impairment loss [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	105		0
Amortization for the year	0		0
Impairment loss	0		103
Disposals/De-recognitions			0
Effect of changes in foreign exchange rates	1		2
Ending balance	106		105
Others [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	2,385		1,989
Ending balance	3,414		2,385
Others [Member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	5,217		4,448
Additions	1,448		766
Disposals/De-recognitions			0
Effect of changes in foreign exchange rates	2		3
Ending balance	6,667		5,217
Others [Member] | Amortization/impairment loss [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	2,832		2,459
Amortization for the year	401		351
Impairment loss	18		19
Disposals/De-recognitions			0
Effect of changes in foreign exchange rates	2		3
Ending balance	₨ 3,253		₨ 2,832